Landfill Accounting	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Landfill Accounting

3. Landfill Liabilities

        Liabilities for final closure and post-closure costs for the year ended December 31, 2014 and for the nine months ended September 30, 2015 are shown in the table below:

Balance at December 31, 2013	$184.3

Increase in retirement obligation	11.5
Accretion of closure and post-closure costs	13.5
Change in estimate	5.6
Costs incurred	(13.8)

Balance at December 31, 2014	201.1

Increase in retirement obligation	7.9
Accretion of closure and post-closure costs	10.0
Costs incurred	(11.2)
Divestiture of businesses	(3.7)

Balance at September 30, 2015	204.1

Less: Current portion	(31.9)

$172.2

Landfill Accounting
Liabilities for final closure and post-closure costs consist of the following for the years ended December 31:

	2014	2013
Balance at January 1	$184.3	$191.5
Increase in retirement obligation	11.5	10.8
Accretion of closure and post-closure costs	13.5	15.0
Disposition	—	(6.5)
Change in estimate	5.6	(14.5)
Costs incurred	(13.8)	(12.0)
	201.1	184.3
Less: Current portion	(29.2)	(28.7)
Balance at December 31	$171.9	$155.6